NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 20, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
State or country of incorporation	NV
Date of incorporation	Jul. 20, 2010
Common stock, shares authorized	400,000,000	400,000,000	75,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Accumulated deficit	$ 41,428,167	$ 35,248,384